FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number: 811-21984

Date of Notification: June 26, 2009

2.	Exact name of investment company as specified in registration statement:

CENTRAL PARK GROUP MULTI-EVENT FUND

3.	Address of principal executive office:

12 EAST 49TH STREET

NEW YORK, NEW YORK 10017

4.	Check one of the following:
A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Michael Mascis
Michael Mascis Authorized Person

Central Park Group Multi-Event Fund

12 East 49th Street

New York, New York 10017

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3

June 26, 2009

Dear Shareholder:

This letter is to announce a regular quarterly repurchase offer (the “Repurchase Offer”) for Central Park Group Multi-Event Fund (the “Fund”). The purpose of this Repurchase Offer is to provide access and liquidity to your assets by allowing you to sell your shares of beneficial interest (“Shares”) at net asset value. The Fund repurchases its Shares only by repurchase offer and only during its regular quarterly repurchase offers.

The Repurchase Offer period will begin on June 26, 2009 and end on July 17, 2009. All Repurchase offer requests received during this period will be processed on July 17, 2009.

If you are not interested in selling or exchanging your Shares at this time, you do not have to do anything and can disregard this notice. However, if you would like to sell Shares for cash in this Repurchase Offer, call your financial advisor or complete the Letter of Transmittal included with this letter and return it by mail (in the enclosed envelope) or by fax (fax # (614) 428-3704) to Central Park Group Multi-Event Fund, c/o Citi Fund Services Ohio, Inc., Attn: Craig Hughes, 3435 Stelzer Road, Columbus, Ohio 43219. If you elect to submit your Letter of Transmittal by fax, please deliver an original, executed copy promptly thereafter.

All requests to tender Shares must be received in good order by Citi Fund Services Ohio, Inc., the Fund’s Administrator, by 4:00 p.m., Eastern Time on July 17, 2009. It is your responsibility to confirm receipt of the Letter of Transmittal by contacting Central Park Group, LLC at (212) 317-9200. Please allow 48 hours for your Letter of Transmittal to be processed by Citi Fund Services Ohio, Inc. before contacting Central Park Group, LLC to confirm receipt.

If you have any questions, please call your financial advisor or call Central Park Group at (212) 317-9200.

Sincerely,

Central Park Group Multi-Event Fund

Central Park Group Multi-Event Fund

12 East 49th Street

New York, New York 10017

REPURCHASE OFFER DOCUMENT

June 26, 2009

This offer of Central Park Group Multi-Event Fund (the “Fund”) to repurchase shares of beneficial interest (“Shares”) of the Fund (the “Repurchase Offer”) is made upon the terms and conditions stated in this Repurchase Offer Document, the accompanying Letter of Transmittal and the Fund’s prospectus and statement of additional information (“SAI”).

1. Repurchase Offer

The Fund is offering to repurchase for cash up to 25% of its issued and outstanding Shares (the “Repurchase Offer Amount”) on its Repurchase Request Deadline (defined below), at a price equal to the net asset value per Share (“NAV”) as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein. The purpose of the Repurchase Offer is to provide liquidity to shareholders, because no secondary market exists for the Fund’s Shares. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

Neither the Fund, nor its adviser, Central Park Para Management, L.L.C. (the “Adviser”), nor any affiliate of the Adviser, nor any of the Fund’s Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Shareholders must make their own decisions whether to tender Shares, and, if so, the portion of their Shares to tender.

Because each shareholder’s investment decision is a personal one, based on the shareholder’s financial circumstances, no person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to the Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein. If given or made, such recommendation and such information and representations must not be relied on as having been authorized by the Fund.

If you are not interested in selling your shares, please disregard this notice.

2.  Repurchase Request Deadline

All tenders of Shares for repurchase must be received in proper form by Citi Fund Services Ohio, Inc., the Fund’s Administrator (“Citi Fund Services”), by 4:00 p.m., Eastern Time on July 17, 2009 (the “Repurchase Request Deadline”).

3.  Repurchase Pricing Date

It is intended that the NAV for the repurchase of the Fund’s Shares will be determined following the close of business on July 31, 2009 (the “Repurchase Pricing Date”).

4.  Payment for Shares Repurchased

The Fund will pay repurchase proceeds within seven calendar days after the Repurchase Pricing Date. The Fund will not charge any repurchase fee.

5.  Net Asset Value

The NAV of the Fund on June 22, 2009 was $9.38 per Share. You must decide whether to tender your Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares likely will change from June 22, 2009, to the date of your repurchase request, to the Repurchase Request Deadline and to the Repurchase Pricing Date. There can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the date you submit your repurchase request or the Repurchase Request Deadline. The Fund’s Shares are not traded on any established trading market and are subject to restrictions on transfer. Shareholders who wish to obtain the most current net asset value of their Shares should contact Central Park Group, LLC at (212) 317-9200 or at 12 East 49th Street, 14th Floor, New York, New York 10017, Monday through Friday, except holidays, during normal business hours of 9:00 a.m. to 5:00 p.m. (Eastern time).

6.  Increase In Number of Shares Repurchased; Pro Rata Repurchases

There can be no assurance that the Fund will be able to repurchase all Shares that you have tendered, even if you tender all Shares held in your account. If shareholders tender more Shares for repurchase than the Repurchase Offer Amount, the Fund may, but is not obligated to, repurchase an additional two percent (2%) of its issued and outstanding Shares on the Repurchase Request Deadline above the Repurchase Offer Amount. If the Fund determines not to repurchase additional Shares beyond the Repurchase Offer Amount, or if shareholders tender Shares in excess of the Repurchase Offer Amount plus the additional 2%, the Fund will repurchase Shares tendered on a pro rata basis. If prorating is necessary, the Fund will send to shareholders a notice of proration. The number of Shares each investor asked to have repurchased will be reduced by the same percentage. You may have to wait until a subsequent repurchase offer to tender Shares that the Fund is unable to repurchase. Thus, you may be subject to the risk of NAV fluctuations during the period until the next repurchase offer.

7.  Withdrawal of Shares To Be Repurchased

Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time on July 17, 2009, by submitting a written notice to Central Park Group Multi-Event Fund, c/o Citi Fund Services Ohio, Inc., Attn: Craig Hughes, 3435 Stelzer Road, Columbus, Ohio 43219.

8.  Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone the Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended). These circumstances are limited and include the following:

a.	if the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;
b.

for any period during which an emergency exists as a result of which the disposal by the Fund of securities it owns is not reasonably practicable, or during which it is not reasonably practicable for the Fund to determine fairly the value of the Fund’s net assets; or

c.	for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

You will be notified if the Fund suspends or postpones the Repurchase Offer. If the Fund renews the Repurchase Offer after a suspension or postponement, you will be sent a new notification.

9.  Tax Consequences

You should review the tax information in the Fund’s prospectus and SAI. You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of participating in the Repurchase Offer. The Fund intends to take the position that the Repurchase Offer will be treated as a taxable sale. If the transaction is treated as a sale for tax purposes and you hold your Shares as capital assets, any gain or loss you recognize generally will be treated as short-term capital gain or loss if you hold your Shares less than twelve months, and as long-term capital gain or loss if you hold your Shares for more than twelve months.

To ensure compliance with requirements imposed by the U.S. Treasury Department in Circular 230, you are hereby informed that (i) any tax advice contained in this Repurchase Offer Document and the accompanying Letter of Transmittal is not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, (ii) any such advice is written to support the promotion or marketing of the transactions and matters addressed in this Repurchase Offer Document and the Letter of Transmittal, and (iii) you should seek advice based on your particular circumstances from an independent tax advisor.

10.  Documents In Proper Form

All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determinations shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholders. The Fund’s interpretations of the terms and conditions of the Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived. Additional documentation may be required for corporations and trust accounts. Please contact your Financial Advisor or Central Park Group, LLC at (212) 317-9200 for specific requirements.

11.  Repurchase Offer Consequences; Expenses

Repurchases of Shares will have the effect of decreasing the size of the Fund and increasing both the proportionate interest in the Fund of shareholders who do not tender Shares and the Fund’s expenses as a percentage of average net assets. A reduction in the aggregate assets of the Fund may result in investors who do not tender Shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline. Further, interest on any borrowings to finance Share repurchase transactions may reduce the Fund’s returns. These effects may be reduced or eliminated to the extent that additional subscriptions for Shares are made from time to time.

* * * * *

None of the Fund, the Adviser, Citi Fund Services, nor any other person is or will be obligated to give notice of any defects or irregularities in the Repurchase Offer, nor shall any of them incur any liability for failure to give any such notice.

For a copy of the Fund’s prospectus or SAI, call the Fund at (212) 317-9200.

If you are not interested in selling your shares at this time, no action is required.

LETTER OF TRANSMITTAL

Regarding Interests

In

CENTRAL PARK GROUP MULTI-EVENT FUND

REPURCHASE OFFER PURSUANT TO RULE 23c-3

Dated June 26, 2009

THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE
AT, AND THIS LETTER OF TRANSMITTAL MUST BE
RECEIVED BY CITI FUND SERVICES OHIO, INC.
EITHER BY MAIL OR BY FAX BY, 4:00 P.M.,
EASTERN TIME, ON FRIDAY, JULY 17, 2009,
UNLESS THE OFFER IS EXTENDED.

Complete The Last Page Of This Letter Of Transmittal And Fax

Or Mail In The Enclosed Envelope To:

Central Park Group Multi-Event Fund

c/o Citi Fund Services Ohio, Inc.

Attn: Craig Hughes

3435 Stelzer Road

Columbus, Ohio 43219

For additional information:
Phone:	(212) 317-9200
Fax:	(614) 428-3704

To assure good delivery, please send this Letter of Transmittal to Citi Fund Services Ohio, Inc. and not to your Financial Advisor.

If you are not interested in selling your Shares at this time, please disregard this Notice.

Ladies and Gentlemen:

The undersigned hereby tenders to Central Park Group Multi-Event Fund, a closed-end, diversified, management investment company organized under the laws of the State of Delaware (the “Fund”), the shares of beneficial interest (“Shares”) or portion thereof held by the undersigned, described and specified below, on the terms and conditions set forth in the Repurchase Offer dated June 26, 2009, receipt of which is hereby acknowledged, and in this Letter of Transmittal (which together constitute the “Offer”). The Offer is subject to all the terms and conditions set forth in the Repurchase Offer, including, but not limited to, the absolute right of the Fund to reject any and all tenders determined by it, in its sole discretion, not to be in the appropriate form.

The undersigned hereby sells to the Fund the Shares or portion thereof tendered hereby pursuant to the Offer. The undersigned hereby warrants that the undersigned has full authority to sell the Shares or portion thereof tendered hereby and that the Fund will acquire good title thereto, free and clear of all liens, charges, encumbrances, conditional sales agreements or other obligations relating to the sale thereof, and not subject to any adverse claim, when and to the extent the same are purchased by it. Upon request, the undersigned will execute and deliver any additional documents necessary to complete the sale in accordance with the terms of the Offer.

The undersigned recognizes that under certain circumstances set forth in the Repurchase Offer, the Fund may not be required to purchase any of the Shares or portions thereof tendered hereby. The undersigned recognizes that, if the Offer is oversubscribed, not all of the undersigned’s Shares will be purchased.

The undersigned acknowledges that the method of delivery of any documents is at the election and the complete risk of the undersigned, including, but not limited to, the failure of the Fund’s Administrator, Citi Fund Services Ohio, Inc., to receive this Letter of Transmittal or other document. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tenders will not be deemed to have been made until the defects or irregularities have been cured or waived.

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and the obligation of the undersigned hereunder shall be binding on the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in Section 7 of the Repurchase Offer, this tender is irrevocable.

The Repurchase Offer period will begin on June 26, 2009 and end on July 17, 2009. All requests to tender Shares must be received in good order by Citi Fund Services Ohio, Inc., the Fund’s Administrator, by 4:00 p.m., Eastern Time on July 17, 2009. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time on July 17, 2009, by submitting a written notice to Central Park Group Multi-Event Fund, c/o Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, Attn: Craig Hughes or by faxing such notice to (614) 428-3704.

CENTRAL PARK GROUP
MULTI-EVENT FUND

If you do not want to sell your shares of beneficial interest at this time, please disregard this notice. This is simply notification of the Fund’s offer to repurchase. If you choose to tender, you are responsible for confirming that Citi Fund Services Ohio, Inc. has received your documents by the repurchase request deadline. Please allow 48 hours for your Letter of Transmittal to be processed by the Administrator prior to contacting Central Park Group, LLC to confirm receipt. To assure good delivery, please send this page to Citi Fund Services Ohio, Inc. and not to your Financial Advisor. This Letter of Transmittal must be received by Citi Fund Services Ohio, Inc. either by mail or by fax by 4:00 p.m., Eastern Time, on Friday, July 17, 2009, unless the offer is extended.

Please fax or mail (this page only) in the enclosed envelope to:
Central Park Group Multi-Event Fund c/o Citi Fund Services Ohio, Inc. Attn: Craig Hughes 3435 Stelzer Road Columbus, Ohio 43219
For additional information:
Phone: Fax:	(212) 317-9200 (614) 428-3704

Part 1. Name:

Name of Investor: ☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐
SS# or Taxpayer ID #: ☐☐☐ ☐☐ ☐☐☐☐	Phone #: ☐☐☐ ☐☐ ☐☐☐☐

Part 2. Amount of Shares of Beneficial Interest in the Fund to be Tendered:

☐	All Shares.

☐	Portion of Shares:

Indicate the portion of your Shares you wish to tender for repurchase, expressed either as:

•	a specific dollar value. $_____________________

OR

•	a number of Shares. ______________ Shares

Part 3. Signature(s):

FOR INDIVIDUAL INVESTORS AND JOINT TENANTS:

Signature:	/
(Signature of Owner(s) Exactly as Appeared on Investor Certification) / Date

Print Name of Investor:

(If joint tenants, both must sign.)	/
(Signature of Owner(s) Exactly as Appeared on Investor Certification) / Date

Print Name of Joint Tenant:

FOR OTHER INVESTORS:

Print Name of Investor:

Signature:	/
(Signature of Owner(s) Exactly as Appeared on Investor Certification) / Date

Print Name of Signatory and Title:

Co-Signatory if necessary:	/
(Signature of Owner(s) Exactly as Appeared on Investor Certification) / Date

Print Name and Title of Co-Signatory: